Long Term Debts (Tables)	12 Months Ended
Dec. 31, 2024
Long Term Debts [Abstract]
Schedule of Long Term Liabilities	Long term liabilities to banks and others are comprised of the following as of the below dates:
	Linkage	Interest	December 31,
	basis	rate	2023	2024
		%
Loans from banks denominated in New Israeli Shekels (NIS)	NIS	Prime + 0.25 - 0.95	$29,010	$22,158
Long-term loans from banks denominated in U.S. Dollars (USD)	USD	SOFR + 2.1 - 3.38	47,634	35,410
Other long-term debts	JPY	1.71	58	53
			$76,701	$57,621

Less current maturities			(24,435)	(21,514)

			$52,267	$36,107

Schedule of Maturity Dates	Maturity dates:
	December 31,
	2023	2024
First year (Current maturities including accrued interests)	$24,435	$21,514
Second year	18,731	16,510
Third year	14,617	15,743
Fourth year	15,037	3,854
Fifth year and thereafter	3,881	-
Total	$76,701	$57,621